EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
Summarized financial information for CCE
The following table provides summarized financial information for CCE for the nine months ended October 1, 2010 (in millions):

Nine Months Ended
October 1, 2010
Net operating revenues	$16,464
Cost of goods sold	10,028
Gross profit	$6,436
Operating income (loss)	$1,369
Net income (loss)	$677

Summary of significant transactions with CCE
The following table provides a summary of our significant transactions with CCE for the nine months ended October 1, 2010 (in millions):

Nine Months Ended
October 1, 2010
Concentrate, syrup and finished product sales to CCE	$4,737
Syrup and finished product purchases from CCE	263
CCE purchases of sweeteners through our Company	251
Marketing payments made by us directly to CCE	314
Marketing payments made to third parties on behalf of CCE	106
Local media and marketing program reimbursements from CCE	268
Payments made to CCE for dispensing equipment repair services	64
Other payments — net	19

Summarized financial information for equity method investees, excluding CCE
A summary of financial information for our equity method investees in the aggregate, other than CCE, is as follows (in millions):

Year Ended December 31,	2012	2011	2010
Net operating revenues	$47,087	$42,472	$38,663
Cost of goods sold	28,821	26,271	23,053
Gross profit	$18,266	$16,201	$15,610
Operating income	$4,605	$4,181	$4,134
Consolidated net income	$2,993	$2,237	$2,659
Less: Net income attributable to noncontrolling interests	89	99	89
Net income attributable to common shareowners	$2,904	$2,138	$2,570

December 31,	2012	2011
Current assets	$16,054	$13,960
Noncurrent assets	32,687	27,152
Total assets	$48,741	$41,112
Current liabilities	$12,004	$10,545
Noncurrent liabilities	12,272	11,646
Total liabilities	$24,276	$22,191
Equity attributable to shareowners of investees	$23,827	$18,392
Equity attributable to noncontrolling interests	638	529
Total equity	$24,465	$18,921
Company equity investment	$9,216	$7,233